CERTIFICATION OF
                    STRONG EQUITY FUNDS, INC.
               on behalf of the following series:
                       Strong Growth Fund
                      Strong Growth 20 Fund
                       Strong Mid Cap Fund
                      Strong Small Cap Fund
                   Strong Small Cap Value Fund
                        Strong Value Fund


STRONG EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Growth, Strong Growth 20, Strong Mid Cap, Strong Small Cap, Strong Small Cap Value, and Strong Value Funds' Prospectus and Statement of Additional Information each dated May 1, 1998, filed by the Registrant pursuant to Post-Effective Amendment No. 19 (File No. 33-70764; 811-8100), which was filed with the Securities and Exchange Commission on April 29, 1998 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Growth, Strong Growth 20, Strong Mid Cap, Strong Small Cap, Strong Small Cap Value, and Strong Value Funds' Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                              STRONG EQUITY FUNDS, INC.


                              /s/ John S. Weitzer
                              By:  John S. Weitzer
                              Title:    Vice President


Dated:  May 4, 1998